Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Allowance for doubtful accounts at beginning of period	$ (1,843)	$ (693)
(Increase) decrease to allowance for the year	50	(137)
(Recovery) write-off of doubtful accounts		70
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	(648)
Allowance for doubtful accounts at end of period	$ (2,442)	$ (760)